COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($) lawsuit	Sep. 30, 2022 USD ($) lawsuit	Nov. 04, 2022 letter	Oct. 21, 2022 letter	Jun. 30, 2022 USD ($)	Dec. 31, 2021 lawsuit
Gain Contingencies [Line Items]
Number of lawsuits | lawsuit	3	3				3
Estimated litigation liability	$ 21,000	$ 21,000			$ 21,600
Payment of litigation fees	600
Subsequent Event
Gain Contingencies [Line Items]
Number of letters from stockholders | letter			1	2
Carisma
Gain Contingencies [Line Items]
Contingent termination fee, payments to third party	7,600	7,600
Contingent termination fee, proceeds	$ 5,490	5,490
Contingent reimbursement payments to third party		1,750
Contingent reimbursement proceeds		$ 1,750